SEGMENT INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 6,593	$ 8,203	$ 7,239
FFO	707	1,147	866
Total assets	107,951	111,643
Total liabilities	66,428	66,708
Core Office
Disclosure of operating segments [line items]
Revenue	2,049	2,149	2,105
FFO	495	582	520
Total assets	36,547	36,758
Total liabilities	17,439	17,592
Core Retail
Disclosure of operating segments [line items]
Revenue	1,612	1,589	584
FFO	521	707	552
Total assets	31,466	32,921
Total liabilities	17,429	16,996
LP Investments
Disclosure of operating segments [line items]
Revenue	2,920	4,452	4,544
FFO	64	268	228
Total assets	39,609	41,838
Total liabilities	25,076	27,457
Corporate
Disclosure of operating segments [line items]
Revenue	12	13	6
FFO	(373)	(410)	$ (434)
Total assets	329	126
Total liabilities	$ 6,484	$ 4,663